NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

**Gary Sundick**
Vice President
Listing Qualifications

*By Electronic Delivery to: filer-support@sec.gov*

March 25, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on March 25, 2011, The Nasdaq Stock Market (the "Exchange") received from Homeowners Choice, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

7% Series A Cumulative Redeemable Preferred Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary N. Sundick